CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 1,239,877	$ 2,353,541
Prepaid expenses and other assets	60,168	59,738
Total current assets	1,300,045	2,413,279
Investments held in trust account	295,480,350	290,461,152
Total assets	296,780,395	292,874,431
Current liabilities:
Accrued expenses	8,780,349	129,074
Accounts payable	155,901	315,487
Due to affiliate	30,000	27,558
Total current liabilities	8,966,250	472,119
Deferred underwriting commissions	6,912,500	6,912,500
Total current liabilities	15,878,750	7,384,619
Commitments
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,590,164 and 28,048,981 at $10.00 per share as of September 30, 2019 and December 31, 2018, respectively	275,901,640	280,489,810
Shareholders' Equity:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding	0	0
Additional paid-in capital	7,635,513	2,815,847
Additional paid-in capital		2,815,847
Retained earnings (accumulated deficit)	(2,636,795)	2,182,914
Total Shareholders' Equity	5,000,005	5,000,002
Total Liabilities and Shareholders' Equity	296,780,395	292,874,431
Common Class A [Member]
Shareholders' Equity:
Common Stock, Value, Issued	116	70
Total Shareholders' Equity	116	70
Common Class B [Member]
Shareholders' Equity:
Common Stock, Value, Issued	1,171	1,171
Total Shareholders' Equity	$ 1,171	$ 1,171